Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 0	$ 0
Operating expenses:
Research and development	406,284	365,910
General and administrative	785,857	549,315
Total operating expenses	1,192,141	915,225
Loss from operations	1,192,141	915,225
Other income expense:
Interest expense	1,075,665	0
Interest income	(6)	(749)
Change in fair value of derivative liability	(92,875)	0
Foreign currency exchange gain	(14,226)	(3,958)
Net loss	(2,160,699)	(910,518)
Other comprehensive income (loss):
Foreign currency translations	(17,421)	1,899
Total comprehensive loss	$ (2,178,120)	$ (908,619)
Net loss per common share - basic and diluted	$ (0.01)	$ 0.00
Weighted average number of common shares outstanding - basic and diluted	380,674,272	378,033,149